Fair Value of Other Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Financial Instruments [Abstract]
Notes Receivable - Carrying Value	$ 6.5	$ 7.4
Notes Receivable - Fair Value	6.5	7.4
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	7,028.0	2,137.1
Debt Obligations - Fair Value	7,389.6	2,292.0
Convertible obligations [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	0	327.9
Debt Obligations - Fair Value	0	461.4
Senior Notes [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	6,093.0	1,784.9
Debt Obligations - Fair Value	6,454.6	1,806.3
Commercial paper [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	900.0	0
Debt Obligations - Fair Value	900.0	0
Other Debt [Member]
Carrying Value and Fair Value of Other Financial Instruments [Line Items]
Debt Obligations - Carrying Value	35.0	24.3
Debt Obligations - Fair Value	$ 35.0	$ 24.3